Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the years ended March 31, 2016, 2015, and 2014:

For the year ended March 31, 2016
	Beginning balance	Provision recorded for current period sales (1)	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(64,119)	$(1,032,248)	$969,638	$(126,729)
Rebates and Other	(173,228)	(439,654)	448,212	(164,670)
Total	$(237,347)	$(1,471,902)	$1,417,850	$(291,399)

Current Liabilities
Returns	$(109,765)	$(25,228)	$41,073	$(93,920)
Other (2)	(55,317)	(100,570)	95,459	(60,428)
Total	$(165,082)	$(125,798)	$136,532	$(154,348)

For the year ended March 31, 2015
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(46,919)	$(772,584)	$755,384	$(64,119)
Rebates and Other	(136,449)	(443,797)	407,018	(173,228)
Total	$(183,368)	$(1,216,381)	$1,162,402	$(237,347)

Current Liabilities
Returns	$(64,144)	$(85,990)	$40,369	$(109,765)
Other (2)	(43,186)	(73,768)	61,637	(55,317)
Total	$(107,330)	$(159,758)	$102,006	$(165,082)

For the year ended March 31, 2014
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(22,792)	$(310,355)	$286,228	$(46,919)
Rebates and Other	(94,411)	(311,405)	269,367	(136,449)
Total	$(117,203)	$(621,760)	$555,595	$(183,368)

Current Liabilities
Returns	$(49,701)	$(47,209)	$32,766	$(64,144)
Other (2)	(27,697)	(63,780)	48,291	(43,186)
Total	$(77,398)	$(110,989)	$81,057	$(107,330)

(1)	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
(2)	Includes indirect rebates and amounts due to customers

Chargebacks at March 31, 2016, increased by $62,610 compared to March 31, 2015.  This increase is primarily attributable to an increase in the shift to indirect sales to wholesalers from direct sales to the large retailers.